Stockholders' Equity and Stock Incentive Plans (Classification of Costs) (Details) - USD ($) $ / shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Dividends Declared	$ 0	$ 0	$ 0
Share-based compensation expense	$ (19,264)	$ (18,476)	$ (18,891)
Gaming
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	(393)	(387)	(351)
Food and beverage
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	(75)	(74)	(67)
Room
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	(36)	(35)	(32)
Selling, general and administrative
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	(1,996)	(1,965)	(1,787)
Corporate expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	(16,764)	(16,207)	(16,654)
Other Operating Income (Expense) [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	0	(192)	0
Stock Options
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	(2,821)	(2,733)	(2,666)
Restricted Stock Units (RSUs)
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	(9,909)	(8,010)	(10,610)
Performance Stock Units (PSUs)
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	(5,135)	(6,537)	(3,678)
Career Shares
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ (1,399)	$ (1,196)	$ (1,937)